Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations

1. Nature of Operations

Description of the Business

The Company was incorporated on March 15, 2000 in California and reincorporated as a Delaware corporation in September 2001 under the name KaloBios Pharmaceuticals, Inc. Effective August 7, 2017, the Company changed its legal name to Humanigen, Inc.

During February 2018, the Company completed the restructuring transactions announced in December 2017 and furthered its transformation into a biopharmaceutical company pursuing cutting-edge science to develop its proprietary monoclonal antibodies to enhance T-cell engaging therapies for various oncology indications, potentially making these treatments safer, more effective and more efficiently administered. The Company has sharpened its focus to develop novel cell therapies leveraging its understanding of a potentially key pathway which includes its antibody and gene-editing assets.

The Company is a clinical-stage biopharmaceutical company developing its portfolio of next-generation cell and gene therapies for the treatment of cancers via its novel, human granulocyte-macrophage colony-stimulating factor (“GM-CSF”) neutralization and gene knockout platforms. As a leader in GM-CSF pathway science, the Company believes that it has the ability to transform chimeric antigen receptor T-cell (“CAR-T”) therapy and a broad range of other T-cell engaging therapies, including both autologous and allogeneic cell transplantation. There is a direct correlation between the efficacy of CAR-T therapy and the incidence of life-threatening toxicities (referred to as the efficacy/toxicity linkage).

The Company believes that its GM-CSF neutralization and gene-editing CAR-T platform technologies have the potential to reduce the inflammatory cascade associated with serious and potentially life-threatening CAR-T therapy-related side effects while preserving and potentially improving the efficacy of the CAR-T therapy itself, thereby breaking the efficacy/toxicity linkage. Clinical correlative analysis and pre-clinical in-vivo evidence points to GM-CSF as the key initiator of the inflammatory cascade resulting in CAR-T therapy’s side-effects. GM-CSF has also been linked to the suppressive myeloid cell axis through recruitment of myeloid derived suppressor cells (“MDSC’s”) that reduce CAR-T cell expansion and hamper CAR-T cell efficacy. The Company’s strategy is to continue to pioneer the use of GM-CSF neutralization and GM-CSF gene knockout technologies to improve efficacy and prevent or significantly reduce the serious side-effects associated with CAR-T therapy.

The Company believes that its GM-CSF pathway science, assets and expertise create two technology platforms to assist in the development of next-generation CAR-T therapies. Lenzilumab, the Company’s proprietary Humaneered® anti-GM-CSF immunotherapy, has the potential to be used in combination with any United States Food and Drug Administration (“FDA”)-approved or development stage T-cell therapies, including CAR-T therapy, as well as in combination with other cell therapies such as allogeneic hematopoietic stem cell transplant (“HSCT”), to make these treatments safer and more effective. In addition, the Company’s GM-CSF knockout gene-editing CAR-T platform has the potential to create next-generation CAR-T therapies that may inherently avoid any efficacy/toxicity linkage, thereby potentially preserving the benefits of the CAR-T therapy while reducing or altogether avoiding its serious and potentially life-threatening side-effects.

The Company’s immediate focus is combining FDA-approved and development stage CAR-T therapies with lenzilumab, its proprietary Humaneered® anti-human-GM-CSF immunotherapy, which is its lead product candidate. A clinical collaboration with Kite Pharmaceuticals, Inc., a Gilead company (“Kite”), was recently announced to evaluate the use of lenzilumab with Yescarta®, axicabtagene ciloleucel (“Yescarta” or “Yescarta®”), in a multicenter clinical trial in adults with relapsed or refractory large B-cell lymphoma. The Company is also focused on creating next-generation combinatory gene-edited CAR-T therapies using strategies to improve efficacy while employing GM-CSF gene knockout technologies to control toxicity. The Company is also developing its own portfolio of proprietary first-in-class EphA3-CAR-Ts for various solid cancers and EMR1-CAR-Ts for various eosinophilic disorders. The Company is also exploring the effectiveness of its GM-CSF neutralization technologies (either through the use of lenzilumab as a neutralizing antibody or through GM-CSF gene knockout) in combination with other CAR-T, T-cell engaging, and immunotherapy treatments to break the efficacy/toxicity linkage, including the prevention and/or treatment of graft-versus-host disease (“GvHD”) in patients undergoing allogeneic HSCT. The Company has established several partnerships with leading institutions to advance its innovative cell and gene therapy pipeline.

Lenzilumab

Lenzilumab, the Company’s lead product candidate, is a clinical-stage Humaneered monoclonal antibody (“mAb”) that neutralizes human GM-CSF and has the potential to prevent or reduce certain serious side-effects associated with CAR-T therapy and improve upon the efficacy of CAR-T therapy. Pre-clinical data generated by the Mayo Clinic (the “Mayo Clinic”) in collaboration with the Company, indicates that the use of lenzilumab in combination with CAR-T therapy may also enhance the proliferation and improve the efficacy of the CAR-T therapy. This may also result in durable, or longer term, responses.

The Company is continuing to advance the development of lenzilumab in combination with CAR-T therapy through a non-exclusive clinical collaboration with Kite, entered into on May 30, 2019, pursuant to which the Company and Kite will conduct a multi-center Phase 1b/2 study of lenzilumab with Kite’s Yescarta in patients with relapsed or refractory B-cell lymphoma, including diffuse large B-cell lymphoma (“DLBCL”) (the “Study”). The primary objective of the Study is to determine the effect of lenzilumab on the safety of Yescarta. Kite’s Yescarta is one of two CAR-T therapies that have been approved by the FDA, is currently the CAR-T therapy market leader and the Company’s collaboration with Kite is currently the only clinical collaboration with the potential to improve both the safety and efficacy of CAR-T therapy. The Company also plans to measure other potentially beneficial effects on efficacy and healthcare resource utilization. In addition, lenzilumab’s success in preventing serious and potentially life-threatening side-effects could offer economic benefits to medical system payers in the United States and abroad by making the CAR-T therapy capable of being administered, and follow-up care subsequently monitored and managed, potentially on an out-patient basis in certain patients and circumstances. In turn, the Company believes that delivering such provider and payer benefits might accelerate the use of the CAR-T therapy itself, and thereby permit the Company to generate further revenues from sales of lenzilumab.

In addition to CAR-T therapy, the Company is committed to advancing its diverse platform for GM-CSF axis suppression for a broad range of other T-cell engaging therapies, including both autologous and allogeneic next generation CAR-T therapies, bi-specific antibody therapies, as well as other cell-based immunotherapies in development, including allogeneic HSCT, with its current and future partners.

In July 2019, the Company entered into an exclusive worldwide license agreement (the “Zurich Agreement”) with the University of Zurich (“UZH”). Under the Zurich Agreement, the Company has in-licensed certain technologies that it believes may be used to prevent or treat GvHD, thereby expanding its development platform to include improving the safety and effectiveness of allogeneic HSCT, a potentially curative therapy for patients with hematological cancers. There are currently no FDA-approved agents for the prevention of GvHD, nor treatment of GvHD in patients identified as high risk by certain biomarkers. The Company believes that GM-CSF neutralization with lenzilumab has the potential to prevent or treat GvHD without compromising, and potentially improving, the beneficial graft-versus-leukemia (“GvL”) effect in patients undergoing allogeneic HSCT, thereby making allogeneic HSCT safer. The Company aims to position lenzilumab as a “must have” companion product to any allogeneic HSCT and as a part of the standard pre-conditioning that all patients receiving allogeneic HSCT should receive or as an early treatment option in patients identified as high risk for GvHD.

Given the Company’s focus on developing lenzilumab in the treatment of rare cancers, the Company believes that it has the opportunity to benefit from various regulatory incentives, such as orphan drug exclusivity, breakthrough therapy designation, fast track designation, priority review and accelerated approval.

GM-CSF Gene Knockout

The Company is advancing its GM-CSF knockout gene-editing CAR-T platform through an exclusive worldwide license agreement (the “Mayo Agreement”) that it entered into in June 2019 with the Mayo Foundation for Medical Education and Research (“Mayo Foundation”). Under the Mayo Agreement, the Company has in-licensed certain technologies that it believes may be used to create CAR-T cells lacking GM-CSF expression through various gene-editing tools including CRISPR-Cas9. The Company believes that its GM-CSF knockout gene-editing CAR-T platform has the potential to create next-generation CAR-T therapies that improve the efficacy and safety profile of CAR-T therapy.

Preclinical data indicate that GM-CSF gene knockout CAR-T cells show improved overall survival compared to wild type CAR-T cells in addition to the expected benefits of reduced serious side-effects associated with CAR-T therapy. The Company is establishing a platform of next-generation combinatorial gene knockout CAR-T cells that have potential to be applied across both autologous and allogeneic approaches and is also investigating multiple CAR-T cell designs using precise dual and triple gene editing to significantly enhance the anti-tumor activity while simultaneously preventing CAR-T therapy induced toxicities.  Through targeted gene expression and modulating cytokine activation signaling, the Company may be able to increase the proportion of younger and fitter T-cells produced during expansion, increase the proliferative potential, and inhibit activation induced cell death, thereby improving the cancer killing activity of its engineered CAR-T cells thereby making them more effective and safer in the treatment of cancers. The Company plans to continue development of this technology in combination approaches that could add to the observed efficacy benefits of current generation CAR-T products. In addition, the Company anticipates that its GM-CSF knockout gene-editing CAR-T platform may be a future backbone for controlling the serious side-effects that hamper CAR-T therapy that lead to serious and sometimes fatal outcomes for patients as a result of the CAR-T therapy itself.

EphA3-CAR: Targeting Tumor Stroma and Tumor Vasculature

The Company is working to generate its own pipeline of CAR-T therapies including an EphA3-CAR-T based on the ifabotuzumab v-region and backbone. Ifabotuzumab is a Humaneered anti-Eph Type-A receptor 3(“EphA3”) monoclonal antibody. Ifabotuzumab has the potential to kill tumor cells by targeting tumor stroma that protects them and the vasculature that feeds them. This unique combination of activities as a backbone of a CAR-T therapy may provide the potential to generate durable responses in a range of solid tumors by targeting the tissues that surround, protect, and nourish a growing cancer. By developing an EphA3-CAR-T using ifabotuzumab as the backbone, the Company may have the ability to target the tumor, tumor stroma, and tumor vasculature in a novel manner. The Company is collaborating with the Mayo Clinic and plans to move to clinical testing with an anti-EphA3 construct for a range of cancer types after completing Investigational New Drug (“IND”) enabling work.

EMR1-CAR: Targeting Eosinophils

The Company’s EMR1-CAR-T product is based on the HGEN005 (anti-EMR1 Humaneered monoclonal antibody) backbone and targets the epidermal growth factor-like module containing mucin-like hormone receptor 1 (“EMR1”). The Company’s EMR1-CAR-T based on the HGEN005 backbone is another approach in its growing platform of CAR-T therapies. The Company believes that because of its high selectivity, EMR1-CAR-T has significant potential to treat serious eosinophil diseases.

In pre-clinical work, HGEN005’s anti-EMR1 activity resulted in dramatically enhanced killing of eosinophils from normal and eosinophilic donors and also induced a rapid and sustained depletion of eosinophils in a non-human primate model without any clinically significant adverse events. The Company has engaged with National Institutes of Health (“NIH”) to discuss expanding the initial work they have conducted utilizing HGEN005 and discussions are underway with a leading center in the U.S. to perform the IND enabling testing in eosinophilic leukemia, an orphan condition with significant unmet need, as well as several other potential partners, although there is no assurance that the Company will reach any agreements for these next steps.

Liquidity and Going Concern

The Company has incurred significant losses since its inception in March 2000 and had an accumulated deficit of $282.9 million as of September 30, 2019. At September 30, 2019, the Company had a working capital deficit of $9.7 million.  To date, none of the Company’s product candidates has been approved for sale and therefore the Company has not generated any revenue from product sales. Management expects operating losses to continue for the foreseeable future. The Company will require additional financing in order to meet its anticipated cash flow needs during the next twelve months. As a result, the Company will continue to require additional capital through equity offerings, debt financing and/or payments under new or existing licensing or collaboration agreements. If sufficient funds are not available on acceptable terms when needed, the Company could be required to significantly reduce its operating expenses and delay, reduce the scope of, or eliminate one or more of its development programs. The Company’s ability to access capital when needed is not assured and, if not achieved on a timely basis, could materially harm its business, financial condition and results of operations. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Condensed Consolidated Financial Statements for the three and nine months ended September 30, 2019 were prepared on the basis of a going concern, which contemplates that the Company will be able to realize assets and discharge liabilities in the normal course of business. The ability of the Company to meet its total liabilities of $13.3 million at September 30, 2019 and to continue as a going concern is dependent upon the availability of future funding. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Basis of Presentation

The accompanying interim unaudited Condensed Consolidated Financial Statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information and on a basis consistent with the annual consolidated financial statements and include all adjustments necessary for the presentation of the Company’s condensed consolidated financial position, results of operations and cash flows for the periods presented. The Condensed Consolidated Financial Statements include the accounts of the Company and its wholly owned subsidiaries. These financial statements have been prepared on a basis that assumes that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The December 31, 2018 Condensed Consolidated Balance Sheet was derived from the audited financial statements but does not include all disclosures required by U.S. GAAP. These interim financial results are not necessarily indicative of the results to be expected for the year ending December 31, 2019, or for any other future annual or interim period. The accompanying unaudited Condensed Consolidated Financial Statements should be read in conjunction with the audited consolidated financial statements and the related notes thereto included in the Company’s 2018 Form 10-K.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the Condensed Consolidated Financial Statements and accompanying notes. Actual results could differ materially from those estimates. The Company believes judgment is involved in determining the valuation of the fair value-based measurement of stock-based compensation, accruals and warrant valuations. The Company evaluates its estimates and assumptions as facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ from these estimates and assumptions, and those differences could be material to the Condensed Consolidated Financial Statements.

1. Organization and Description of Business

Description of the Business

The Company was incorporated on March 15, 2000 in California and reincorporated as a Delaware corporation in September 2001 under the name KaloBios Pharmaceuticals, Inc. Effective August 7, 2017, the Company changed its legal name to Humanigen, Inc.

During February 2018, the Company completed the restructuring transactions announced in December 2017 and furthered its transformation into a biopharmaceutical company pursuing cutting-edge science to develop its proprietary monoclonal antibodies for various oncology indications and to enhance T-cell therapies, potentially making these treatments safer, more effective and more efficiently administered.

The Company’s primary focus is on preventing the serious and potentially life-threatening side-effects associated with chimeric antigen receptor T-cell, also known as CAR-T, therapy, and in making those therapies more effective, efficient and cost-effective. Identifying, treating and managing severe side-effects consumes significant hospital resources and additional costs that we believe have impeded the pace of adoption of these promising and highly effective treatments as the standard of care for certain hematologic cancers. The side effects may also hamper the expansion of CAR-T to earlier line use beyond the relapsed or refractory setting in hematologic cancers and the utility of CAR-T in solid tumors, both of which represent significant growth drivers for the overall CAR-T marketplace. Lenzilumab, the Company’s lead product candidate, is a novel Humaneered® monoclonal antibody, or mAb, that has the potential to both improve the efficacy and safety associated with CAR-T therapy. There are currently no FDA approved therapies available for the prevention of the serious side effects associated with CAR-T cell therapies. Preclinical data generated in partnership with the Mayo Clinic indicates that the use of lenzilumab may prevent onset of both CAR-T induced neurologic toxicities (NT) and cytokine release syndrome (CRS) while also enhancing the proliferation and effector functions of the CAR-T therapy itself, thus simultaneously improving relapse rates and overall efficacy.

The Company continues to advance the development of lenzilumab through clinical trials that it expects will serve as the basis for registration in close collaboration with some of the leading and most experienced centers in the CAR-T field. The Company is also exploring partnerships with established CAR-T companies, who may have strong vested interest in the development and commercialization of lenzilumab. By succeeding in its efforts to develop lenzilumab, the Company aims to position lenzilumab as an essential companion product to any CAR-T therapy and a necessary part of the standard pre-conditioning drug regimen that all patients receiving CAR-T currently receive, which includes cyclophosphamide and fludarabine. In addition, lenzilumab’s success in preventing serious, potentially life-threatening side-effects will lead to substantial reductions in hospital in-patient and intensive care unit (ICU) admissions and duration of ICU stays. Use of lenzilumab alongside CAR-T therapy could result in potential efficacy improvements which could offer significant economic benefits to the healthcare system as a whole, including for hospitals, providers, patients and payers in the United States and abroad. These benefits, coupled with the potential to make CAR-T therapy capable of being administered on an out-patient basis, with follow-up care also monitored and managed in an out-patient setting, may improve access to and reimbursement of CAR-T therapy and would be expected to substantially improve, further expanding CAR-T uptake and utilization. In turn, the Company believes that delivering such payer benefits will also accelerate the use of lenzilumab, permitting us to generate further revenues from lenzilumab. The Company also believes it has the opportunity to benefit from various FDA regulatory incentives, such as orphan drug exclusivity, breakthrough therapy designation, fast track designation and accelerated approval.

Lenzilumab is a recombinant monoclonal antibody (mAb) that neutralizes soluble granulocyte-macrophage colony-stimulating factor (GM-CSF) a critical cytokine in the inflammatory cascade associated with serious and potentially life-threatening CAR-T-related side effects and in the growth of certain hematologic malignancies, solid tumors and other serious conditions. There is extensive evidence linking GM-CSF expression to serious and potentially life-threatening side-effects in CAR-T therapy. The Company’s focus for lenzilumab development is investigating its potential to improve efficacy of CAR-T and to prevent or ameliorate CAR-T-related NT and CRS. Following CAR-T administration GM-CSF initiates a signaling cascade of inflammation that results in the trafficking and recruitment of myeloid cells to the tumor site. These myeloid cells then produce key downstream cytokines known to be associated with development of NT and CRS, perpetuating the inflammatory cascade. Peer-reviewed publications in leading journals by well-recognized experts have shown that GM-CSF is a biomarker present in patients who suffer serious NT as a side-effect of CAR-T therapy. Pre-clinical work has demonstrated lenzilumab’s effectiveness in preventing or ameliorating NT and CRS associated with CAR-T therapy. Pre-clinical animal data also shows that there may be an increase in CAR-T cell expansion when CAR-T is combined with lenzilumab, which potentially could translate into improved CAR-T efficacy. In addition, the Company has completed enrollment of patients in a Phase I clinical trial for chronic myelomonocytic leukemia (CMML), to identify the recommended Phase II dose (RPTD) of lenzilumab and to assess lenzilumab’s safety, pharmacokinetics, and other measures. Fifteen patients in the 200, 400 and 600 mg dose cohorts of the CMML trial have been enrolled and the trial is fully enrolled.

Ifabotuzumab is an anti-Eph Type-A receptor 3 (EphA3) mAb that has the potential to offer a novel approach to treating solid tumors, hematologic malignancies and serious pulmonary conditions. Anti-EphA3 as a CAR construct may also be useful in the treatment of a range of cancers. EphA3 is aberrantly expressed on the surface of tumor cells and stroma cells in certain cancers. The Company has completed the Phase I dose escalation portion of a Phase I/II clinical trial in ifabotuzumab in multiple hematologic malignancies for which the preliminary results were published in the journal Leukemia Research in 2016. An investigator-sponsored Phase I radio-labeled imaging trial of ifabotuzumab in glioblastoma multiforme, a particularly aggressive and deadly form of brain cancer, has begun at the Olivia-Newton John Cancer Institute (ONJCI) in Melbourne, Australia. Collaborators at the ONJCI, are also evaluating an ADC comprising ifabotuzumab.  The current trial has enrolled five patients to date, with more expected. The Company has partnered with a leading center in the U.S. to make a series of CAR constructs based on ifabotuzumab and may take these into pre-clinical testing for a range of cancer types.   The Company continues to explore partnering opportunities to enable further/faster development of ifabotuzumab.

HGEN005 is a pre-clinical stage anti-human epidermal growth factor-like module containing mucin-like hormone receptor 1 (EMR1) mAb. EMR1 is a therapeutic target for eosinophilic disorders. Eosinophils are a type of white blood cell. If too many are produced in the body, chronic inflammation and tissue and organ damage may result. Analysis of blood and bone marrow shows that surface expression of EMR1 is restricted to mature eosinophils and correlated with eosinophilia. Tissue eosinophils also express EMR1. In pre-clinical work, the Company has demonstrated that eosinophil killing is enhanced in the presence of HGEN005 and immune effector cells. A major limitation of current eosinophil targeted therapies is incomplete depletion of tissue eosinophils and/or lack of cell selectivity, which may mean that HGEN005 could offer promise in a range of eosinophil-driven diseases, such as eosinophilic asthma, eosinophilic esophagitis and eosinophilic granulomatosis with polyangiitis. The Company is considering developing a series of CAR constructs based on HGEN005 and may take or partner these constructs, if developed, into pre-clinical testing.

The Company’s monoclonal antibody portfolio was developed with its proprietary, patent-protected Humaneered® technology, which consists of methods for converting antibodies (typically murine) into engineered, high-affinity antibodies designed for human therapeutic use, typically for chronic conditions.

Liquidity and Going Concern

The Company has incurred significant losses since its inception in March 2000 and had an accumulated deficit of $274.6 million as of December 31, 2018. At December 31, 2018, the Company had a working capital deficit of $7.0 million.  On February 27, 2018, the Company issued 91,815,517 shares of common stock in exchange for the extinguishment of all term loans, related fees and accrued interest and received $1.5 million in cash proceeds.  See Note 10 for a more detailed discussion of these restructuring transactions. On March 12, 2018, the Company issued 2,445,557 shares of common stock for proceeds of $1.1 million to accredited investors. On June 4, 2018, the Company issued 400,000 shares of common stock for proceeds of $0.2 million to an accredited investor. In June, July and August of 2018, the Company received aggregate proceeds of $0.9 million from advances made to the Company (the “Advance Notes”) by four different lenders including Dr. Cameron Durrant, the Company’s Chairman and Chief Executive Officer; Cheval Holdings, Ltd., an affiliate of Black Horse Capital, L.P., the Company’s controlling stockholder; and Ronald Barliant, a director of the Company. Commencing September 19, 2018, the Company delivered a series of convertible promissory notes (the “Notes”) evidencing an aggregate of $2.5 million of loans made to the Company by six different lenders, including an affiliate of Black Horse Capital, L.P., the Company’s controlling stockholder. See Note 7 for further description of the Advance Notes and the Notes. To date, none of the Company’s product candidates has been approved for sale and therefore the Company has not generated any revenue from product sales. Management expects operating losses to continue for the foreseeable future. The Company will require additional financing in order to meet its anticipated cash flow needs during the next twelve months. As a result, the Company will continue to require additional capital through equity offerings, debt financing and/or payments under new or existing licensing or collaboration agreements. If sufficient funds are not available on acceptable terms when needed, the Company could be required to significantly reduce its operating expenses and delay, reduce the scope of, or eliminate one or more of its development programs. The Company’s ability to access capital when needed is not assured and, if not achieved on a timely basis, could materially harm its business, financial condition and results of operations. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Condensed Consolidated Financial Statements for the twelve months ended December 31, 2018 were prepared on the basis of a going concern, which contemplates that the Company will be able to realize assets and discharge liabilities in the normal course of business. The ability of the Company to meet its total liabilities of $9.5 million at December 31, 2018 and to continue as a going concern is dependent upon the availability of future funding. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.